Fair Value Measurement - Additional Information (Detail) (Five One Network Development Co Ltd)	12 Months Ended
Dec. 31, 2013
Five One Network Development Co Ltd
Fair Value Measurements [Line Items]
Description of valuation of equity interest	The fair value of the 100% equity interest of 51.com was determined by management with the assistance of an independent third party valuation firm using an income approach.